Provision for Warranty (Tables)	12 Months Ended
Dec. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Schedule of Changes in the Amount of Provision for Warranty
The changes in the amount of provision for warranty are as follows:

Balance January 1, 2011	8,273
Charged to cost of sales	29,809
Acquisitions	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519
Balance December 31, 2011	49,512
Charged to cost of sales	26,527
Deductions	(31,948)
Foreign currency translation effect	(170)
Balance December 31, 2012	43,921
Non-current portion	(5,298)
Current portion	38,623